Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SGD ($)
Singapore [Member]
Income Taxes [Line Items]
Profit tax rates	17.00%	17.00%	17.00%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Profit tax rates	8.25%	8.25%	8.25%
Assessable profits	$ 256,410	$ 2,000,000
Minimum [Member] | Singapore [Member]
Income Taxes [Line Items]
Assessable profits tax rate	50.00%	50.00%	50.00%
Taxable income exempted	$ 7,463		$ 10,000
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Profit tax rates	16.50%	16.50%	16.50%
Assessable profits	$ 256,410	$ 2,000,000
Maximum [Member] | Singapore [Member]
Income Taxes [Line Items]
Assessable profits tax rate	75.00%	75.00%	75.00%
Taxable income exempted	$ 141,791		$ 190,000